Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000006665 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006665 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006665 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006665 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006665 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006665 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006665 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006665 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006665 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006665 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000006665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[1]
C000006665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%	[1]
C000006665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.77%	[1]
C000006665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[1]
C000006665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[1]
C000006665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[1]
C000006665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
C000006665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.17%	[1]
C000006665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%	[1]
C000006666 [Member] | First Financial Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006666 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006666 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006666 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006666 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006666 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006666 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006666 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006666 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006666 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000006666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[2]
C000006666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%	[2]
C000006666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.77%	[2]
C000006666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[2]
C000006666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[2]
C000006666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[2]
C000006666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[2]
C000006666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.17%	[2]
C000006666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%	[2]
C000006679 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%	[3]
C000006679 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%	[3]
C000006679 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
C000006679 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000006679 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006679 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006679 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000006679 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000006679 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006679 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[4]
C000006679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000006679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.25%	[4]
C000006679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%	[4]
C000006679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[4]
C000006679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[4]
C000006679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[4]
C000006679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000006679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%	[4]
C000006679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[4]
C000006679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[4]
C000006679 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000006679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006679 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000006679 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006679 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006679 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	49.57%
C000006679 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000006679 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006679 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000006679 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006680 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%	[5]
C000006680 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%	[5]
C000006680 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
C000006680 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000006680 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006680 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006680 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000006680 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000006680 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006680 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%	[6]
C000006680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000006680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.25%	[6]
C000006680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.19%	[6]
C000006680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[6]
C000006680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[6]
C000006680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[6]
C000006680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000006680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%	[6]
C000006680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%	[6]
C000006680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%	[6]
C000006680 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000006680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000006680 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000006680 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006680 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006680 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	49.57%
C000006680 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000006680 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006680 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000006680 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212992 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000212992 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000212992 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000212992 [Member] | MACOM Technology Solutions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000212992 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212992 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212992 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000212992 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000212992 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000212992 [Member] | Coherent [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000212992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[7]
C000212992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[7]
C000212992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%	[7]
C000212992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[7]
C000212992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[7]
C000212992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[7]
C000212992 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%	[7]
C000212992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%	[7]
C000212992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[7]
C000212992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[7]
C000212992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[7]
C000212995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000212995 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
C000212995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.98%
C000212995 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000212995 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.57%
C000212994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000212994 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
C000212994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.98%
C000212994 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000212994 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.57%
C000234377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000234377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000234377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000234377 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000234377 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000234377 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000234377 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000234377 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000234377 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000234377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%
C000212997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000212997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000212997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000212997 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000212997 [Member] | Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000212997 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000212997 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
C000212997 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000212997 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000212997 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%
C000212999 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
C000212999 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000212999 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000212999 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000212999 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000212999 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000212999 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212999 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000212999 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000212999 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000212999 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000212999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.38%	[8]
C000212999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%	[8]
C000212999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[8]
C000212999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%	[8]
C000212999 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[8]
C000212999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%	[8]
C000212999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[8]
C000212999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[8]
C000213000 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213000 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213000 [Member] | McKesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000213000 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000213000 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000213000 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000213000 [Member] | Citigroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000213000 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213000 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213000 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000213000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[9]
C000213000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.78%	[9]
C000213000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[9]
C000213000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[9]
C000213000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%	[9]
C000213000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.59%	[9]
C000213000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.16%	[9]
C000213000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%	[9]
C000213000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[9]
C000213002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000213002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000213002 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.45%
C000213002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000213002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000213002 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000213002 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000213002 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000213002 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000213002 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000213003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000213003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
C000213003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.45%
C000213003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000213003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000213003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
C000213003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000213003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000213003 [Member] | Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000213003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000213004 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.49%
C000213004 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.72%
C000213004 [Member] | Government Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000213004 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000213004 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000213004 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000213004 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
C000213004 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.